Summary of Significant Accounting Policies - Useful Lives of Intangible Assets (Detail)	6 Months Ended
Jun. 30, 2016
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life, Trade Marks	indefinite
Developed Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated life (in years)	3 years
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated life (in years)	5 years
Trade Name
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated life (in years)	2 years
Patent
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated life (in years)	20 years